Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset retirement obligations [Abstract]
Asset retirement obligations

(in millions of Canadian dollars)	2011	2010
Opening balance, January 1	$22	$27
Accretion	1	1
Liabilities settled	–	(5)
Revision to estimated cash flows	–	(1)

Closing balance, December 31	$23	$22